COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2013
Future Minimum Lease Commitments under Non-Cancelable Operating Leases

The future minimum lease commitments under non-cancelable operating leases as of March 31, 2013 are as follows:

Years ending March 31,	(Yen in millions)
2014	¥5,486
2015	3,591
2016	2,227
2017	1,422
2018	1,085
2019 and thereafter	1,778

¥15,589